Average Annual Total Returns{- Fidelity Series Treasury Bill Index Fund} - 04.30 Fidelity Series Treasury Bill Index Fund Series Pro-04 - Fidelity Series Treasury Bill Index Fund	Fidelity Series Treasury Bill Index Fund Return Before Taxes Past 1 year	Fidelity Series Treasury Bill Index Fund Return Before Taxes Since Inception		Fidelity Series Treasury Bill Index Fund After Taxes on Distributions Past 1 year	Fidelity Series Treasury Bill Index Fund After Taxes on Distributions Since Inception		Fidelity Series Treasury Bill Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Treasury Bill Index Fund After Taxes on Distributions and Sales Since Inception		LB151 Past 1 year	LB151 Since Inception
Total	0.85%	1.71%	[1]	0.50%	1.01%	[1]	0.50%	1.01%	[1]	0.87%	1.73%	[1]

[1]	(a)From August 17, 2018